S000004326 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	289 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Global Broad Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	16.24%	9.44%	8.86%
S&P Global 100 (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		26.76%	15.09%	12.38%
iShares Global 100 ETF
Prospectus [Line Items]
Average Annual Return, Percent		26.60%	15.09%	12.46%
Performance Inception Date					Dec. 05, 2000
iShares Global 100 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		26.27%	14.66%	11.92%
iShares Global 100 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.97%	12.07%	10.21%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.